Derivative instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative instruments [Text Block]

10. Derivative instruments

Concentrate Sales Contracts

The Company enters into concentrate sales contracts with a third-party buyer. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted metal prices and the provisionally priced sales contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of concentrates at the forward price at the time of sale. The embedded derivative, which is the final settlement based on a future price, does not qualify for hedge accounting. These embedded derivatives are recorded in Concentrate settlement and other receivables on the consolidated balance sheet and are adjusted to fair value through earnings each period until the date of final settlement.

Fixed Forward Contracts

At December 31, 2012, the Company had forward contracts to sell 0.7 million pounds of copper at an average price of $4.00 per pound which matured in February 2013. All contracts were with the Company’s customer and were designated as normal purchase and sale contracts. Accordingly, the effects of these contracts were accounted for in the period they were settled. There are no forward contracts outstanding at September 30, 2013.

Warrant Derivative Liabilities

Some of the Company’s issued and outstanding common share purchase warrants have exercise prices denominated in a foreign currency (Canadian dollar). These warrants are required to be treated as a derivative liability as the amount of cash the Company will receive on exercise of the warrants will vary depending on the exchange rate. These warrants are classified as a derivative liability on the consolidated balance sheets and recognized at fair value. These warrants expired during the third quarter of 2013. See discussion of the warrant derivative liabilities in note 7.

The following summarizes classification of the fair value of the derivative instruments as of September 30, 2013 and December 31, 2012:

	September	December
	30, 2013	31, 2012

Concentrate settlement and other receivables	$27	$(628)
Warrant derivative liabilities	-	(93)

The following represent mark-to-market gains on derivative instruments during the three and nine months September 30, 2013 and 2012:

	For the	For the	For the	For the
	three	three	nine	nine
	months	months	months	months
	ended	ended	ended	ended
	Sept 30,	Sept 30,	Sept 30,	Sept 30,
	2013	2012	2013	2012

Revenue	$27	$676	$655	$1,141
Gain (loss) on warrant derivatives	-	(1)	63	541

14. Derivative instruments

Concentrate Sales Contracts

The Company enters into concentrate sales contracts with third-party buyer. The contract, in general, provide for a provisional payment based upon provisional assays and quoted metal prices and the provisionally priced sales contain an embedded derivative that is required to be separated from the host contract for accounting purposes. The host contract is the receivable from the sale of concentrates at the forward price at the time of sale. The embedded derivative, which is the final settlement based on a future price, does not qualify for hedge accounting. These embedded derivatives are recorded in Concentrate settlement and other receivables on the consolidated balance sheet and are adjusted to fair value through earnings each period until the date of final settlement.

Fixed Forward Contracts

At December 31, 2012, the Company had forward contracts to sell 0.7 million pounds of copper at an average price of $4.00 per pound which matures at various dates ending in February 2013. All contracts are with the Company’s customer and have been designated as normal purchase and sale contracts. Accordingly, the effects’ of these contracts are accounted for in the period they are settled. The fair value of these forward sales contracts, if settled at December 31, 2012 metal prices, would result in a gain of approximately $0.3 million.

Warrant Derivative Liabilities

Some of the Company’s issued and outstanding common share purchase warrants have exercise prices denominated in a foreign currency (Canadian dollar). These warrants are required to be treated as a derivative liability as the amount of cash the Company will receive on exercise of the warrants will vary depending on the exchange rate. These warrants are classified as a derivative liability and recognized at fair value. See discussion of the warrant derivative liabilities in note 7.

The following summarizes classification of the fair value of the derivative instruments as of December 31, 2012, and 2011:

		Years ended December 31,
		2012	2011

Concentrate settlement and other receivables	$	(628)	$(369)
Warrant derivative liabilities		(93)	(1,170)

The following represent mark-to-market gains (losses) on derivative instruments during the years ended December 31, 2012, 2011, and 2010:

		Years ended December 31,
		2012	2011		2010

Revenue	$	(259)	$483	$	(185)
Gain (loss) on warrant derivatives		613	1,328		(4,667)